Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Summary of deferred tax asset and liability

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2021	Dec 31, 2020
Deferred tax assets:
Non-capital losses	477,903	420,060
Derivative contracts	74,043	33,064
Other	2,879	14,766
Stock based compensation	8,651	12,218
Asset retirement obligations	83,461	7,581
Capital assets	(268,615)	443
Unrealized foreign exchange	(3,329)	(3,635)
Deferred tax assets	374,993	484,497
Deferred tax liabilities:
Asset retirement obligations	104,258	184,144
Capital assets	322,641	112,818
Other	(10,518)	1,682
Non-capital losses	(87,542)	(34,372)
Deferred tax liabilities	328,839	264,272

Summary of reconciliation of accounting profit multiplied by applicable tax rates

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Earnings before income taxes	1,381,893	(1,877,399)
Canadian corporate tax rate (1)	24.61%	25.31%
Expected tax expense	340,084	(475,170)
Increase (decrease) in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (2)	27,281	(15,157)
Foreign tax rate differentials (2) (3)	43,301	(14,907)
Equity based compensation expense	6,794	2,445
Amended returns and changes to estimated tax pools and tax positions	(14,391)	(2,598)
Statutory rate changes and the estimated reversal rates on temporary differences (4)	5,862	33,770
Derecognition (recognition) of deferred tax assets	(190,423)	141,315
Adjustment for uncertain tax positions	—	—
Other non-deductible items	14,689	(29,670)
Provision for income taxes	233,197	(359,972)
(1)	In Canada, the lower tax rate is a result of reductions to the Alberta corporate tax rate from 10% to 8%.
(2)	In Australia, current taxes include both corporate income tax rates and PRRT. Corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(3)	The applicable tax rates for 2021 were: 27.4% in France, 50.0% in the Netherlands, 31.4% in Germany, 25.0% in Ireland, and 21.0% in the United States (2020: 28.9% in France, 50.0% in the Netherlands, 31.6% in Germany, 25.0% in Ireland, and 21.0% in the United States).
(4)	On December 28, 2019, the French Parliament approved the Finance Bill for 2020. The Finance Bill for 2020 provides for a progressive decrease of the French corporate income tax rate for companies with sales below €250 million from 32.0% to 25.8% by 2022. On July 1, 2020, the Alberta government reduced the provincial corporate tax rate from 10% to 8%, accelerating the previously enacted schedule of rate reductions. On December 21, 2021, the Dutch Senate approved the 2022 Tax Plan that included an increase to the Dutch corporate tax rate from 25.0% in 2021 to 25.8% in 2022. Due to the tax regime applicable to natural gas producers in the Netherlands, the increase to the corporate tax rate is not expected to have a material impact to Vermilion taxes in the Netherlands.